Leases and subleases - Narrative (Details) $ in Thousands			12 Months Ended
	Jan. 23, 2023 USD ($) ft²	Apr. 26, 2019 ft² period	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 29, 2024 USD ($)	Jun. 26, 2019 ft²
Leases - Rental [Line Items]
Depreciation			$ 1,764	$ 1,979	$ 3,047
Rental income			$ 1,053	781
Gelesis
Leases - Rental [Line Items]
Lease liability, subleased area (in square feet) | ft²							9,446
Sublease, write off				$ 1,266
Allonia LLC
Leases - Rental [Line Items]
Lease liability, subleased area (in square feet) | ft²	11,000
Sublease annual fees	$ 1,111					$ 1,279
Lease liability, initial term	2 years
Lease At 6 Tide Street
Leases - Rental [Line Items]
Rentable area (in square feet) | ft²		50,858
Lease liability, number of renewal options | period		2
Lease liability, renewal term		5 years